Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 322,017	$ 230,709
Short-term investments	136,653	242,988
Trade receivables, less allowances for doubtful accounts of $23,011 and $24,872, respectively)	477,937	447,239
Inventories	405,173	376,462
Deferred income taxes	110,999	110,165
Prepaid expenses	21,994	22,031
Prepaid income taxes	11,713	21,245
Other current assets	169,044	104,511
Total current assets	1,655,530	1,555,350
Securities and other investments	83,625	82,591
Property, plant and equipment, net	169,506	160,895
Goodwill	171,974	179,828
Deferred income taxes	86,544	39,461
Finance lease receivables	90,391	74,516
Other assets	84,566	90,850
Total assets	2,342,136	2,183,491
Current liabilities
Notes payable	25,575	43,791
Accounts payable	261,708	210,399
Deferred revenue	275,119	234,607
Payroll and other benefits liabilities	116,769	93,845
Other current liabilities	348,552	311,094
Total current liabilities	1,027,723	893,736
Long-term debt	479,794	480,242
Pensions and other benefits	211,043	118,674
Post-retirement and other benefits	20,759	19,282
Deferred income taxes	6,527	9,150
Other long-term liabilities	41,401	41,592
Commitments and contingencies	0	0
Diebold, Incorporated shareholders' equity
Preferred shares, no par value, 1,000,000 authorized shares, none issued	0	0
Common shares, $1.25 par value, 125,000,000 authorized shares, 79,238,759 and 78,618,517 issued shares, 64,632,400 and 64,068,047 outstanding shares, respectively	99,048	98,273
Additional capital	418,037	385,321
Retained earnings	762,214	722,743
Treasury shares, at cost (14,606,359 and 14,550,470 shares, respectively)	(557,170)	(555,252)
Accumulated other comprehensive loss	(190,525)	(54,321)
Total Diebold, Incorporated shareholders' equity	531,604	596,764
Noncontrolling interests	23,285	24,051
Total equity	554,889	620,815
Total liabilities and equity	$ 2,342,136	$ 2,183,491